Future Purchase consideration (Details) - USD ($)	Jun. 30, 2022	Mar. 31, 2022	Mar. 31, 2021
Future Purchase Consideration Abstract
Cash		$ 155,015	$ 155,015
Issue common shares value	$ 194,985